Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Basic Materials — 2.9%
83,000	Alcoa Corp.*	932,920
68,486	Celanese Corp. Class A	5,913,081
64,786	CF Industries Holdings, Inc.	1,823,078
16,039	DOW, Inc.*	653,750
204,423	DuPont de Nemours, Inc.	10,860,994
26,700	Eastman Chemical Co.	1,859,388
199,000	Freeport-McMoRan, Inc.	2,302,430
104,700	Huntsman Corp.	1,881,459
19,700	International Paper Co.	693,637
13,152	LyondellBasell Industries NV Class A	864,349
71,200	Newmont Corp.	4,395,888

		32,180,974

	Communications — 17.0%
25,184	Alibaba Group Holding, Ltd., ADR*	5,432,189
8,807	Alphabet, Inc. Class A*	12,488,766
17,227	Alphabet, Inc. Class C*	24,352,259
81,746	Altice USA, Inc. Class A*	1,842,555
7,702	Amazon.com, Inc.*	21,248,432
11,500	Arista Networks, Inc.*	2,415,345
336,797	AT&T, Inc.	10,181,373
499	Booking Holdings, Inc.*	794,578
50,545	CenturyLink, Inc.	506,966
199,066	Cisco Systems, Inc.	9,284,438
167,494	Comcast Corp. Class A	6,528,916
118,604	eBay, Inc.	6,220,780
145,895	Facebook, Inc. Class A*	33,128,378
44,445	Liberty Global Plc Class C*	956,012
5,932	Match Group, Inc.* (a)	635,021
25,671	Netflix, Inc.*	11,681,332
8,816	Shopify, Inc. Class A*	8,368,147
8,398	Spotify Technology SA*	2,168,280
79,812	Tencent Holdings, Ltd., ADR	5,107,968
5,977	Trade Desk, Inc. (The) Class A* (a)	2,429,650
163,334	Uber Technologies, Inc.*	5,076,421
187,930	Verizon Communications, Inc.	10,360,581
60,341	Walt Disney Co. (The)	6,728,625

		187,937,012

	Consumer, Cyclical — 9.2%
2,937	Chipotle Mexican Grill, Inc. Class A*	3,090,781
14,001	Costco Wholesale Corp.	4,245,243
10,435	Cummins, Inc.	1,807,968
32,200	Darden Restaurants, Inc.	2,439,794
108,237	Delta Air Lines, Inc.	3,036,048
44,770	Dollar General Corp.	8,529,133
83,700	Dollar Tree, Inc.*	7,757,316

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
19,900	DR Horton, Inc.	1,103,455
137,303	General Motors Co.	3,473,766
17,798	Home Depot, Inc. (The)	4,458,577
52,934	Kering SA, ADR	2,903,430
67,900	Lowe’s Cos., Inc.	9,174,648
20,009	Lululemon Athletica, Inc.*	6,243,008
28,405	LVMH Moet Hennessy Louis Vuitton SE, ADR	2,511,854
18,730	Magna International, Inc.	834,047
95,625	NIKE, Inc. Class B	9,376,031
67,100	PulteGroup, Inc.	2,283,413
165,710	Starbucks Corp.	12,194,599
10,764	Tesla, Inc.*	11,623,075
5,260	Ulta Beauty, Inc.*	1,069,989
91,872	Walgreens Boots Alliance, Inc.	3,894,454

		102,050,629

	Consumer, Non-cyclical — 22.5%
230,189	Abbott Laboratories	21,046,180
15,300	AbbVie, Inc.	1,502,154
194,913	Adyen NV, ADR* (a)	5,701,205
17,800	Alexion Pharmaceuticals, Inc.*	1,997,872
24,260	Align Technology, Inc.*	6,657,914
43,163	Altria Group, Inc.	1,694,148
25,069	Amgen, Inc.	5,912,774
193,100	Archer-Daniels-Midland Co.	7,704,690
128,800	AstraZeneca Plc, ADR	6,812,232
44,418	Automatic Data Processing, Inc.	6,613,396
8,642	Biogen, Inc.*	2,312,167
24,481	BioMarin Pharmaceutical, Inc.*	3,019,486
61,063	Boston Scientific Corp.*	2,143,922
33,400	Bristol-Myers Squibb Co.	1,963,920
140,700	Cardinal Health, Inc.	7,343,133
36,700	Cigna Corp.	6,886,755
209,764	Conagra Brands, Inc.	7,377,400
178,100	CVS Health Corp.	11,571,157
22,448	DaVita, Inc.*	1,776,535
7,912	DexCom, Inc.*	3,207,525
70,708	Eli Lilly & Co.	11,608,839
19,358	Estee Lauder Cos., Inc. (The) Class A	3,652,467
47,590	Gartner, Inc.*	5,774,095
11,474	Guardant Health, Inc.*	930,886
18,400	HCA Healthcare, Inc.	1,785,904
6,769	Humana, Inc.	2,624,680
3,982	Illumina, Inc.*	1,474,734
35,200	Ingredion, Inc.	2,921,600
3,135	Intuitive Surgical, Inc.*	1,786,417
17,300	Jazz Pharmaceuticals Plc*	1,908,882
70,700	Johnson & Johnson	9,942,541
107,200	Kroger Co. (The)	3,628,720

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
31,061	McKesson Corp.	4,765,379
13,500	Medtronic Plc	1,237,950
88,900	Merck & Co., Inc.	6,874,637
59,300	Molson Coors Beverage Co. Class B	2,037,548
132,500	Mondelez International, Inc. Class A	6,774,725
89,280	Mylan NV*	1,435,622
104,349	PayPal Holdings, Inc.*	18,180,726
378,670	Pfizer, Inc.	12,382,509
15,330	Regeneron Pharmaceuticals, Inc.*	9,560,554
8,768	S&P Global, Inc.	2,888,881
6,915	Teladoc Health, Inc.* (a)	1,319,659
58,720	Tyson Foods, Inc. Class A	3,506,171
9,786	Vertex Pharmaceuticals, Inc.*	2,840,974
11,900	Zimmer Biomet Holdings, Inc.	1,420,384
84,917	Zoetis, Inc.	11,637,026

		248,147,075

	Energy — 1.4%
105,328	BP Plc, ADR (a)	2,456,249
109,700	Canadian Natural Resources, Ltd.	1,912,071
23,900	Chevron Corp.	2,132,597
211,771	ConocoPhillips	8,898,618

		15,399,535

	Financial — 16.2%
67,100	Allstate Corp. (The)	6,508,029
71,443	Ally Financial, Inc.	1,416,715
252,500	American International Group, Inc.	7,872,950
7,341	American Tower Corp. REIT	1,897,942
49,331	Ameriprise Financial, Inc.	7,401,623
567,730	Annaly Capital Management, Inc. REIT	3,724,309
486,500	Banco Santander SA, ADR* (a)	1,172,465
293,316	Bank of America Corp.	6,966,255
191,072	Bank of New York Mellon Corp. (The)	7,384,933
16,000	Berkshire Hathaway, Inc. Class B*	2,856,160
2,100	BlackRock, Inc.	1,142,589
25,823	Boston Properties, Inc. REIT	2,333,883
21,800	Charles Schwab Corp. (The)	735,532
258,560	Citigroup, Inc.	13,212,416
90,600	Citizens Financial Group, Inc.	2,286,744
76,480	Comerica, Inc.	2,913,888
95,097	Equitable Holdings, Inc.	1,834,421
94,900	Equity Residential REIT	5,582,018
39,530	Essent Group, Ltd.	1,433,753
38,432	Franklin Resources, Inc.	805,919
254,824	Host Hotels & Resorts, Inc. REIT	2,749,551
49,310	JPMorgan Chase & Co.	4,638,099
35,360	KKR & Co., Inc.	1,091,917
4,031	M&T Bank Corp.	419,103

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
76,808	Mastercard, Inc. Class A	22,712,125
153,262	MetLife, Inc.	5,597,128
64,667	Morgan Stanley	3,123,416
8,020	PNC Financial Services Group, Inc. (The)	843,784
21,700	Popular, Inc.	806,589
45,349	Regency Centers Corp. REIT	2,081,066
171,747	Regions Financial Corp.	1,909,827
4,940	Simon Property Group, Inc. REIT	337,797
172,830	SLM Corp.	1,214,995
27,299	State Street Corp.	1,734,851
157,957	Synchrony Financial	3,500,327
174,700	Truist Financial Corp.	6,559,985
380,970	Two Harbors Investment Corp. REIT	1,920,089
106,083	Visa, Inc. Class A	20,492,053
70,684	Vornado Realty Trust REIT	2,700,836
42,369	Voya Financial, Inc.	1,976,514
259,491	Wells Fargo & Co.	6,642,970
271,673	Western Union Co. (The)	5,873,570

		178,409,136

	Industrial — 4.7%
80,098	Caterpillar, Inc.	10,132,397
38,600	Chart Industries, Inc.*	1,871,714
78,073	CORTEVA, Inc.	2,091,576
45,000	Crown Holdings, Inc.*	2,930,850
49,950	CSX Corp.	3,483,513
6,000	FedEx Corp.	841,320
213,653	Howmet Aerospace, Inc.	3,386,400
128,534	Johnson Controls International Plc	4,388,151
17,086	Masco Corp.	857,888
19,200	Northrop Grumman Corp.	5,902,848
96,189	Raytheon Technologies Corp.	5,927,166
31,815	Textron, Inc.	1,047,031
15,212	Union Pacific Corp.	2,571,893
32,902	Waters Corp.*	5,935,521

		51,368,268

	Technology — 20.8%
54,570	Accenture Plc Class A	11,717,270
64,276	Adobe, Inc.*	27,979,986
44,494	Apple, Inc.	16,231,411
21,263	Atlassian Corp. Plc Class A*	3,833,081
46,609	Autodesk, Inc.*	11,148,407
26,900	Broadcom, Inc.	8,489,909
137,955	Cognizant Technology Solutions Corp. Class A	7,838,603
12,081	Coupa Software, Inc.* (a)	3,346,920
26,120	Crowdstrike Holdings, Inc. Class A*	2,619,575
111,000	Intel Corp.	6,641,130
8,900	IPG Photonics Corp.*	1,427,471

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2020 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
3,178	Lam Research Corp.	1,027,956
52,400	Marvell Technology Group, Ltd.	1,837,144
40,700	Micron Technology, Inc.*	2,096,864
217,973	Microsoft Corp.	44,359,685
19,312	MSCI, Inc. Class A	6,446,732
26,855	NetApp, Inc.	1,191,556
21,529	NVIDIA Corp.	8,179,082
174,993	Oracle Corp.	9,671,863
42,738	QUALCOMM, Inc.	3,898,133
12,475	RingCentral, Inc. Class A*	3,555,500
98,134	salesforce.com, Inc.*	18,383,442
55,812	Seagate Technology Plc	2,701,859
34,046	ServiceNow, Inc.*	13,790,673
22,042	Splunk, Inc.*	4,379,745
30,947	Teradyne, Inc.	2,615,331
15,625	Twilio, Inc. Class A* (a)	3,428,438

		228,837,766

	Utilities — 1.0%
109,600	Edison International	5,952,376
53,900	FirstEnergy Corp.	2,090,242
78,700	PPL Corp.	2,033,608
34,300	UGI Corp.	1,090,740

		11,166,966

	TOTAL COMMON STOCKS (COST $1,008,697,514)	1,055,497,361

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Mutual Fund - Securities Lending Collateral — 0.1%
811,755	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.12%(b) (c)	811,755

	U.S. Government and Agency Obligations — 0.1%
750,000	United States Treasury Bill, 0.04%, due 07/02/20(d) (e)	749,998

	TOTAL SHORT-TERM INVESTMENTS (COST $1,561,742)	1,561,753

	TOTAL INVESTMENTS — 95.9% (Cost $1,010,259,256)	1,057,059,114

	Other Assets and Liabilities (net) — 4.1%	45,160,363

	NET ASSETS — 100.0%	$1,102,219,477

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	The rate disclosed is the 7-day net yield as of June 30, 2020.

(c)	Represents an investment of securities lending cash collateral.

(d)	Interest rate presented is yield to maturity.

(e)	All or a portion of this security is pledged for open futures collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
233	S&P 500 E-mini Index	Sep 2020	$36,000,830	$1,057,471
17	S&P Mid 400 E-mini Index	Sep 2020	3,024,470	43,714

				$1,101,185

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.7
Futures Contracts	0.1
Short-Term Investments	0.2
Other Assets and Liabilities (net)	4.0

100.0%

See accompanying Notes to the Schedule of Investments.